Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2020
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	44 years
Vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	3 years
Bottom of Range | Testing Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	3 years
Bottom of Range | Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	3 years
Bottom of Range | Leasehold Assets
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	5 years
Bottom of Range | Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	3 years
Top of Range | Testing Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	10 years
Top of Range | Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	5 years
Top of Range | Leasehold Assets
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	10 years
Top of Range | Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives	6 years